Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
BASIS OF AND CHANGES IN ACCOUNTING STANDARDS
2.1	BASIS OF AND CHANGES IN ACCOUNTING STANDARDS

2.1.1	BASIS OF APPLICATION
These consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”), taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (IFRS IC). We have applied all standards and interpretations that were in f
o
rce as of December 31, 2019 and adopted by the European Union (EU). As of December 31, 2019, there were no standards or interpretations that affected our consolidated financial statements for the years ended December 31, 2019, 2018 and 2017 that were in effect but not yet endorsed into European law. As a result, our consolidated financial statements comply with both the IFRSs published by the International Accounting Standards Board (IASB) and those adopted by the EU. These consolidated financial statements also take into account the supplementary provisions under commercial law, which must be applied in accordance with Section 315e (1) of the German Commercial Code (Handelsgesetzbuch – HGB). In accordance with the regulations of the United States Securities and Exchange Commission, the statement of profit or loss is presented for a comparative period of three years. This extends beyond the comparative period of two years in accordance with the requirements of IFRS as adopted by the EU.
The consolidated financial statements as of December 31, 2019 and 2018, as well as each of the years in the three-year period ended December 31, 2019, pertain to MorphoSys AG and its subsidiaries (collectively, the “MorphoSys Group” or the “Group”).
In preparing the consolidated financial statements in accordance with IFRS, the Management Board is required to make certain estimates and assumptions, which have an effect on the amounts recognized in the consolidated financial statements and the accompanying Notes. The actual results may differ from these estimates. The estimates and underlying assumptions are subject to continuous review. Any changes in estimates are recognized in the period in which the changes are made and in all relevant future periods.
The annual financial statements of the foreign Group companies are prepared in their respective functional currencies and converted into euro
s
prior to their consolidation. The consolidated financial statements were prepared in euros.
The annual financial statements are based on historical cost, with the exception of the following assets and liabilities, which are recorded at their respective fair values: derivative financial instruments and financial assets at fair value. All figures in this report have been rounded to the nearest euro, thousand euros or million euros.

Unless stated otherwise, the accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

2.1.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
The accounting principles applied generally correspond to the policies used in the prior year.
NEW OR REVISED STANDARDS AND INTERPRETATIONS ADOPTED FOR THE FIRST TIME IN THE FINANCIAL YEAR

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Impact on MorphoSys
IFRS 9 (A)	Prepayment Features with Negative Compensation	01/01/2019	yes	none
IFRS 16	Leases	01/01/2019	yes	yes
IAS 19 (A)	Plan Amendment, Curtailment or Settlement	01/01/2019	yes	none
IAS 28 (A)	Long-term Interests in Associates and Joint Ventures	01/01/2019	yes	none
IFRIC 23	Uncertainty over Income Tax Treatments	01/01/2019	yes	yes

	Annual Improvements to IFRS Standards 2015 – 2017 Cycle	01/01/2019	yes	none

(A) Amendments
IFRS 16 – LEASES
The Group has adopted the new standard on leases, IFRS 16, since January 1, 2019. In the 2018 financial year, leases were accounted for in accordance with IAS 17 and the associated interpretations (IFRIC 4, SIC 15, and SIC 27). Leases recognized as operating leases under IAS 17 until December 31, 2018 were recognized as lease liabilities in the Group upon the first-time adoption of IFRS 16. In accordance with IAS 17, payments made under operating leases less incentives were recognized in the statement of profit or loss on a straight-line basis over the term of the lease.
IFRS 16 was applied for the first time as of January 1, 2019, using the modified retrospective method. The Group has not retrospectively adjusted comparative amounts for the 2018 financial year and, in accordance with IFRS 16.C8 (b) (ii), recognized the right-of-use
assets in the amount of the lease liabilities on January 1, 2019. Exemptions in accordance with IFRS 16.C9 (a) for low-value
leases and IFRS 16.C10 for leases previously classified as operating leases in accordance with IAS 17 have been applied. Leases entered into prior to the transition date were not reassessed to determine whether an agreement contains or is a lease at the time of initial adoption but instead retains the assessment previously made under IAS 17.
The Group assesses whether an agreement constitutes or contains a lease at the time of the agreement’s inception. The following categories of leases have been identified where the transition to IFRS 16 as of January 1, 2019 resulted in the recognition of leases previously recognized as operating leases as leases under the new standard: buildings, vehicles and technical equipment. For agreements concluded after January 1, 2019, the assessment of whether an agreement contains or is a lease is made in accordance with IFRS 16. This is the case if the agreement entitles the holder to control the use of an identified asset for a specified period of time in return for the payment of a fee.

The lease liability was measured at its present value as of January 1, 2019. To determine the present value, the remaining lease payments were discounted to January 1, 2019 using the lessee’s incremental borrowing rate. The weighted-average interest rate was 2.17% and was based primarily on hypothetical bank loans granted for an asset with a value and term comparable to the right-of-use
assets.
Based on the operating lease obligations as of December 31, 2018, the following reconciliation to the opening balance sheet value of the lease obligations resulted as of January 1, 2019.

in 000’ €	Lease Liabilities
Operating Lease Commitments disclosed as of December 31, 2018	22,530
Commitments for Not Identifiable Assets	(90)
Leases of Low Value Assets, Expensed on a Straight-Line Basis	(56)
Other	28
Lease Liabilities, undiscounted, as of January 1, 2019	22,412
Adjustments as a Result of Different Assessment of Extension Options	26,855

Gross Lease Liabilities as of January 1, 2019	49,267

Discounting	(8,484)

Lease Liabilities as of January 1, 2019	40,783

thereof short-term	2,026
thereof long-term	38,757
For one building, extension options (twice five years after a minimum lease period of ten years) were included in the determination of the lease liability as of January 1, 2019, as it is sufficiently certain that these options will be exercised. This assessment is based on the fact that extensive conversion work has been carried out on this building to meet the Group’s requirements. Consequently, there is only a limited number of alternatives to the existing building.
As a result of the first-time adoption of IFRS 16 as of January 1, 2019, right-of-use
assets and lease liabilities of € 40.8 million were recognized in the balance sheet. In addition, current prepaid expenses of € 0.4 million and non-current
prepaid expenses of € 2.1 million resulting from rent paid in advance were reclassified to the capitalized right-of-use
assets as of January 1, 2019. Other current liabilities of € 0.1 million and other non-current
liabilities of € 0.7 million from deferred rent-free periods were offset against the right-of-use
assets as of January 1
, 2019
. These reclassifications as of January 1, 2019 resulted in
right-of-use
assets (€ 42.5 million) and lease liabilities (€ 40.8 million) in differing amounts and, consequently, deferred tax liabilities of € 0.2 million.
IFRS 16 has a significant effect on the components of the consolidated financial statements and the presentation of the net assets, financial position and results of operations. With the increase in total assets, the equity ratio has declined. The first-time adoption of IFRS 16 had no effect on the amount of equity as of January 1, 2019 and no material impact on the Group EBIT.
IFRIC 23 – UNCERTAINTY OVER INCOME TAX TREATMENT
The interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately

•	The assumptions an entity makes about the examination of tax treatments by taxation authorities

•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

•	How an entity considers changes in facts and circumstances

The Group determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty.
The Group applies significant judgement in identifying uncertainties over income tax treatments. Since the Group operates in a complex multination environment, it assessed whether the interpretation had an impact on the consolidated financial statements.
Upon adoption of the interpretation, the Group considered whether it has any uncertain tax positions, particularly those relating to transfer pricing.
NEW OR REVISED STANDARDS AND INTERPRETATIONS NOT YET MANDATORILY APPLICABLE
The following new or revised standards and interpretations that were not yet mandatory in the reporting period or have not yet been adopted by the European Union, have not been applied prematurely. The effects on the consolidated financial statements of standards marked with “yes” are considered probable and are currently being examined by the Group. Only significant effects are described in more detail. The effects on the consolidated financial statements of the extensions to IAS 1 and IAS 8 are not considered material and, therefore, not explained separately. Standards with the comment “none” are not expected to have a material impact on the consolidated financial statements
.

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 3 (A)	Business Combinations	01/01/2020	no	none
IFRS 9, IAS 39 a nd IFRS 7	Interest Rate Benchmark Reform	01/01/2020	yes	none
IFRS 17	Insurance Contracts	01/01/2021	no	none
IAS 1 a nd IAS 8 (A)	Definition of Material	01/01/2020	yes	yes
	Amendments to References to the Conceptual Framework in IFRS Standards	01/01/2020	yes	none

(A) Amendments

CONSOLIDATION PRINCIPLES
2.2	CONSOLIDATION PRINCIPLES
Intercompany balances and transactions and any unrealized gains arising from intercompany transactions are eliminated when preparing consolidated financial statements pursuant to IFRS 10
.
B86. Unrealized losses are eliminated in the same manner as unrealized gains. Accounting policies have been applied consistently for all subsidiaries.
For all contracts and business transactions between Group entities, the arm’s length principle was applied.

2.2.1	CONSOLIDATED COMPANIES AND SCOPE OF CONSOLIDATION
MorphoSys AG, as the ultimate parent company, is located in Planegg, near Munich. MorphoSys AG has two wholly owned subsidiaries (collectively referred to as the “MorphoSys Group” or the “Group”): MorphoSys US Inc. (Boston, Massachusetts, USA) and Lanthio Pharma B.V. (Groningen, The Netherlands). Additionally, MorphoSys AG’s investment in Lanthio Pharma B.V. indirectly gives it 100% ownership in LanthioPep B.V. (Groningen, The Netherlands).

The consolidated financial statements for the year ended December 31, 2019 were prepared and approved by the Management Board on March 11, 2020 by means of a resolution. The Management Board members are Dr. Jean-Paul Kress (Chief Executive Officer), Jens Holstein (Chief Financial Officer) and Dr. Malte Peters (Chief Development Officer).
Dr. Markus Enzelberger resigned from the management board as of February 29, 2020.
On March 11, 2020, the Management Board authorized the consolidated financial statements for issue and passed it through to the Supervisory Board for review and authorization.

2.2.2	CONSOLIDATION METHODS
The following Group subsidiaries are included in the scope of consolidation, as shown in the table below.

Company	Purchase of Shares / Establishment	Included in Basis of Consolidation since
Lanthio Pharma B.V.	May 2015	05/07/2015
LanthioPep B.V.	May 2015	05/07/2015
MorphoSys US Inc.	July 2018	07/02/2018
These subsidiaries are fully consolidated because they are either directly or indirectly wholly
owned. MorphoSys controls these subsidiaries because it possesses full power over the investees. Additionally, MorphoSys is subject to risk exposure and has rights to variable returns from its involvement with the investees. MorphoSys also has unlimited capacity to exert power over the investees to influence their returns.
The Group does not have any entities consolidated as joint ventures using the equity method as defined by IFRS 11 “Joint Arrangements,” nor does it exercise a controlling influence as defined by IAS 28 “Investments in Associates and Joint Ventures.”
Assets and liabilities of fully consolidated domestic and international entities are recognized using Group-wide uniform accounting and valuation methods. The consolidation methods applied have not changed from the previous year.
Receivables, liabilities, expenses and income among consolidated entities are eliminated in the consolidated financial statements.

2.2.3	PRINCIPLES OF FOREIGN CURRENCY TRANSLATION
IAS 21 “The Effects of Changes in Foreign Exchange Rates” governs the accounting
for transactions and balances denominated in foreign currencies. Transactions denominated in foreign currencies are translated at the exchange rates prevailing on the date of the transaction. Any resulting translation differences are recognized in the consolidated statement of profit or loss. On the reporting date, assets and liabilities are translated at the closing rate for the financial year. Any foreign exchange rate differences derived from these translations are recognized in the consolidated statement of profit or loss. Other foreign currency differences at the Group level are recognized in the item “Other
Comprehensive
Income Reserve” (stockholder’s equity).

FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
2.3	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

2.3.1	CREDIT RISK AND LIQUIDITY RISK
Financial instruments in which the Group may have a concentration of credit and liquidity risk are mainly cash and cash equivalents, financial assets at fair value, with changes recognized in profit or
l
oss, other financial assets at amortized cost, derivative financial instruments and receivables. The Group’s cash and cash equivalents are mainly denominated in euros. Financial assets at fair value, with changes recognized in profit or loss and other financial assets at amortized cost are high quality assets. Cash and cash equivalents, financial assets at fair value, with changes recognized in profit or loss and other financial assets at amortized cost are generally held at numerous reputable financial institutions in Germany. With respect to its positions, the Group continuously monitors the financial institutions that are its counterparties to the financial instruments, as well as their creditworthiness, and does not anticipate any risk of non-performance.
The changes in impairment losses for credit risks required to be recognized under IFRS 9 (see Note 2.4) in the statement of profit or loss for the financial years 2019 and 2018 under the item impairment losses on financial assets were as follows. Negative values represent additions and positive values represent reversals of risk provisions. There were no impairments in the 2019 financial year. The decline in this risk provision compared with January 1, 2019 resulted from lower premiums for credit default swaps of counterparties, which are used for the determination of any impairment losses.

	General Impairment Model			Simplified Impairment Model		Total
in 000’ €	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of January 1, 2018	(136)	0	0	(112)	0	(248)
Unused Amounts Reversed	0	0	0	112	0	112
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(570)	(465)	0	(90)	0	(1,125)
Change between Impairment Stages	41	(41)	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2018	(665)	(506)	0	(90)	0	(1,261)
Balance as of January 1, 2019	(665)	(506)	0	(90)	0	(1,261)
Unused Amounts Reversed	445	427	0	90	0	962
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0	0	(80)	0	(80)
Change between Impairment Stages	(79)	79	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2019	(299)	0	0	(80)	0	(379)
The Group recognizes impairment losses for default risks for financial assets as follows:

Balance Sheet Item as of December 31, 2019	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)	Impairment (in 000’ €)	Carrying Amount (in 000’ €)	Average Impairment Rate
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	44,314	0	44,314	0.0%
Other Financial Assets at Amortized Cost	low	Expected Twelve-Month Loss	293,958	(299)	293,659	0.1%
Accounts Receivable	low	Lifetime Expected Credit Losses	15,162	(80)	15,082	0.5%

Balance Sheet Item as of December 31, 2018	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)	Impairment (in 000’ €)	Carrying Amount (in 000’ €)	Average Impairment Rate
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	43,165	(16)	43,149	0.0%
Other Financial Assets at Amortized Cost	low	Expected Twelve-Month Loss	275,805	(649)	275,156	0.2%
	medium	Lifetime Expected Credit Losses	93,102	(506)	92,596	0.5%
Accounts Receivable	low	Lifetime Expected Credit Losses	17,823	(90)	17,733	0.5%
The Group is also exposed to credit risk from debt instruments that are measured at fair value
in profit or loss. As of December 31, 2019, the maximum credit risk corresponded to the carrying amounts of these investments amounting to € 20.5 million (December 31, 2018: € 44.6 million).
One of the Group’s policies requires that all customers who wish to transact business on credit undergo a credit assessment based on external ratings. Nevertheless, the Group’s revenue and accounts receivable are still subject to credit risk from customer concentration. The Group’s most significant single customer accounted for € 8.0 million of accounts receivables as of December 31, 2019 (December 31, 2018: € 5.9 million) or 53% of the Group’s total accounts receivable at the end of 2019. The Group’s top three single customers individually accounted for 45%, 31% and 13% of the total revenue in 2019. On December 31, 2018, one customer had accounted for 33% of the Group’s accounts receivable. In 2018, the top three customers individually accounted for 65%, 25% and 5% of the Group’s revenue. The top three customers had individually accounted for 55%, 25% and 10% of the Group’s revenue in 2017. The carrying amounts of financial assets represent the maximum credit risk.

The table below shows the accounts receivables by region as of the reporting date.

in €	12/31/2019	12/31/2018
Europe and Asia	6,984,944	13,176,523
USA and Canada	8,176,758	4,646,410
Other	0	0
Impairment	(80,000)	(90,000)

Total	15,081,702	17,732,933

The following table shows the aging of accounts r
e
ceivable as of the reporting date. The loss rate for accounts receivable is valued at 0.5% as of December 31, 2019 (December 31, 2018: 0.5%).

	12/31/2019	12/31/2019	12/31/2019	12/31/2019
in €; due since	0 - 30 days	30 - 60 days	60 + days	Total
Accounts Receivable	15,161,702	0	0	15,161,702
Impairment	(80,000)	0	0	(80,000)
Accounts Receivable, Net of Allowance for Impairment	15,081,702	0	0	15,081,702

	12/31/2018	12/31/2018	12/31/2018	12/31/2018
in €; due since	0 - 30 days	30 - 60 days	60 + days	Total
Accounts Receivable	17,822,933	0	0	17,822,933
Impairment	(90,000)	0	0	(90,000)
Accounts Receivable, Net of Allowance for Impairment	17,732,933	0	0	17,732,933

On December 31, 2019 and December 31, 2018, the Group’s exposure to credit risk from derivative financial instruments was assessed as low. The maximum credit risk (equal to the carrying amount) for rent deposits and other deposits on the reporting date amounted to € 1.0 million (December 31, 2018: € 0.7 million).
The following table shows the maturities of accounts payable as of the reporting date.

	12/31/2019	12/31/2019	12/31/2019
in €; due in	Between One and Twelve Months	More than 12 Months	Total
Trade Accounts Payable	10,655,014	0	10,655,014
Convertible Bonds due to Related Parties	12,324	0	12,324

	12/31/2018	12/31/2018	12/31/2018
in €; due in	Between One and Twelve Months	More than 12 Months	Total
Trade Accounts Payable	7,215,127	0	7,215,127
Convertible Bonds due to Related Parties	71,517	0	71,517
Financial assets and financial liabilities were not netted as of December 31, 2019. Currently, there is no legal right to offset amounts recognized, to settle on a net basis, or to realize an asset and settle a liability simultaneously. There were no financial instruments pledged as collateral as of December 31, 2019. There was no netting potential as of December 31, 2019 under the scope of the existing netting agreements.

2.3.2	MARKET RISK
Market risk represents the risk that
changes
in market prices, such as foreign exchange rates, interest rates or equity prices, will affect the Group’s results of operations or the value of the financial instruments held. The Group is exposed to both currency and interest rate risks.
CURRENCY RISK
The consolidated financial statements are prepared in euros. Whereas MorphoSys’s expenses are incurred largely in euros, a portion of the revenue is dependent on the prevailing exchange rate of the US dollar. Throughout the year, the Group monitors the necessity to hedge foreign exchange rates to minimize currency risk and addresses this risk by using derivative financial instruments.
Under the Group’s hedging policy, highly probable cash flows and definite foreign currency receivables collectible within a twelve-month period are tested to determine if they should be hedged. MorphoSys had begun using foreign currency options and forwards to hedge its foreign exchange risk against US dollar receivables in 2003. For derivatives with a positive fair value, unrealized gains are recorded in other receivables and for derivatives with a negative fair value, unrealized losses are recorded in other liabilities.
As of December 31, 2019, there was one unsettled forward rate agreement with a term of one month (December 31, 2018: nine unsettled forward rate agreements; December 31, 2017: twelve unsettled forward rate agreements). The unrealized gross gain from this agreement amounted to € 0.4 million as of December 31, 2019, and was recorded in the finance result (December 31, 2018: € 0.1 million unrealized gross gain; December 31, 2017: € 0.3 million unrealized gross loss).

The table below shows the Group’s exposure to foreign currency risk based on the items’ carrying amounts.

as of December 31, 2019; in €	Euro	US$	Other	Impairment	Total
Cash and Cash Equivalents	26,400,595	17,913,455	0	0	44,314,050
Financial Assets at Fair Value through Profit or Loss	4,233,141	16,221,808	0	0	20,454,949
Other Financial Assets at Amortized Cost	251,199,363	41,756,008	0	(298,000)	292,657,371
Accounts Receivable	14,183,334	978,368	0	(80,000)	15,081,702
Restricted Cash (included in Other Current Assets)	713,232	289,537	0	(1,000)	1,001,769
Accounts Payable and Accruals	(52,126,110)	(4,910,130)	(5,662)	0	(57,041,902)

Total	244,603,555	72,249,046	(5,662)	(379,000)	316,467,939

as of December 31, 2018; in €	Euro	US$	Other	Impairment	Total
Cash and Cash Equivalents	38,732,565	6,743,271	0	(16,000)	45,459,836
Financial Assets at Fair Value through Profit or Loss	34,971,116	9,610,148	0	0	44,581,264
Other Financial Assets at Amortized Cost	365,823,783	0	0	(1,152,000)	364,671,783
Accounts Receivable	17,570,035	252,898	0	(90,000)	17,732,933
Restricted Cash (included in Other Current Assets)	772,425	12,901	0	(3,000)	782,326
Accounts Payable and Accruals	(43,638,268)	(1,122,347)	0	0	(44,760,615)
Gesamt	414,231,656	15,496,871	0	(1,261,000)	428,467,527
Different foreign exchange rates and their impact on assets and liabilities were simulated in a sensitivity analysis to determine the effects on profit or loss. A 10% increase in the euro versus the US dollar as of December 31, 2019, would have increased the consolidated net loss by € 6.7 million. A 10% decline in the euro versus the US dollar would have reduced the consolidated net loss by € 7.9 million.
A 10% increase in the euro versus the US dollar as of December 31, 2018, would have increased the consolidated net loss by € 1.4 million. A 10% decline in the euro versus the US dollar would have reduced the consolidated net loss by € 1.7 million.
A 10% increase in the euro versus the US dollar as of December 31, 2017, would have increased the consolidated net loss by € 0.2 million. A 10% decline in the euro versus the US dollar would have reduced the consolidated net loss by € 0.2 million.
INTEREST RATE RISK
The Group’s risk exposure to changes in interest rates mainly relates to fixed-term deposits and corporate bonds. Changes in the general level of interest rates may lead to an increase or decrease in the fair value of these securities. The Group’s investment focus places the safety of an investment ahead of its return. Interest rate risks are limited because all securities can be liquidated within a maximum of two years and due to the partially fixed interest rates during the term.
Different interest rates and their effects on existing investments with variable interest rates were simulated in a detailed sensitivity analysis in order to determine the effects on profit or loss. An increase of the variable interest rate by 0.5% would have reduced the consolidated net loss by € 0.3 million as of December 31, 2019 (December 31, 2018: € 0.4 million; December 31, 2017: € 0.6 million). A decrease of the variable interest rate by 0.5% would have increased the consolidated net loss by € 0.3 million as of December 31, 2019 (December 31, 2018: € 0.1 million; December 31, 2017: € 0.4 million). Changes in the interest rate had no material impact on equity as of December 31, 2019 or December 31, 2018.

The Group is not subject to significant interest rate risks from the liabilities currently reported on the balance sheet.

2.3.3	FAIR VALUE HIERARCHY AND MEASUREMENT METHODS
The IFRS 13 “Fair Value Measurement” guidelines must always be applied when measurement at fair value is required or permitted or disclosures regarding measurement at fair value are required based on another IAS/IFRS guideline. The fair value is the price that would be achieved for the sale of an asset in an arm’s length transaction between independent market participants or the price to be paid for the transfer of a liability (disposal or exit price). Accordingly, the fair value of a liability reflects the default risk (i.e., own credit risk). Measurement at fair value requires that the sale of the asset or the transfer of the liability takes place on the principal market or, if no such principal market is available, on the most advantageous market. The principal market is the market a company has access to that has the highest volume and level of activity.
Fair value is measured by using the same assumptions and taking into account the same characteristics of the asset or liability as would an independent market participant. Fair value is a market-based, not an entity-specific measurement. The fair value of non-financial
assets is based on the best use of the asset by a market participant. For financial instruments, the use of bid prices for assets and ask prices for liabilities is permitted but not required if those prices best reflect the fair value in the respective circumstances. For simplification, mean rates are also permitted. Thus, IFRS 13 not only applies to financial assets but all assets and liabilities.
MorphoSys applies the following hierarchy in determining and disclosing the fair value of financial instruments:

Level 1:	Quoted (unadjusted) prices in active markets for identical assets or liabilities to which the Company has access.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for assets or liabilities, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3:	Inputs for asset or liability that are not based on observable market data (that is, unobservable inputs).
The carrying amounts of financial assets and liabilities, such as other financial assets at amortized cost, as well as accounts receivable and accounts payable, approximate their fair value because of their short-term maturities.
HIERARCHY LEVEL 1
The fair value of financial instruments traded in active markets is based on the quoted market prices on the reporting date. A market is considered active if quoted prices are available from an exchange, dealer, broker, industry group, pricing service or regulatory body that is easily and regularly accessible and prices reflect current and regularly occurring market transactions at arm’s length conditions. For assets held by the Group, the appropriate quoted market price is the buyer’s bid price. These instruments fall under Hierarchy Level 1 (see Note 5.2 and 5.9).
HIERARCHY LEVELS 2 AND 3
The fair value of financial instruments not traded in active markets can be determined using valuation methods. In this case, fair value is estimated using the results of a valuation method that makes maximum use of market data and relies as little as possible on entity-specific inputs. If all significant inputs required for measuring fair value by using valuation methods are observable, the instrument is allocated to Hierarchy Level 2. If significant inputs are not based on observable market data, the instrument is allocated to Hierarchy Level 3.
Hierarchy Level 2 contains forward exchange contracts to hedge exchange rate fluctuations, term deposits and restricted cash. Future cash flows for these forward exchange contracts are determined based on forward exchange rate curves. The fair value of these instruments corresponds to their discounted cash flows. The fair value of the term deposits and restricted cash is determined by discounting the expected cash flows at market interest rates.
Financial assets belonging to Hierarchy Level 3 are shown in Note 5.9. No financial liabilities
were assigned to Hierarchy Level 3.
There were no transfers from one fair value hierarchy level to another in 2019 or 2018.

The table below shows the fair values of fi
n
ancial assets and liabilities and the carrying amounts presented in the consolidated balance sheet.

December 31, 2019;
in 000’ €	Note	Hierarchy Level	Not classified into a Measurement Category	Financial Assets at Amortized Cost	Financial Assets at Fair Value (Through Profit or Loss)
Cash and Cash Equivalents	5.1	*		44,314	0
Financial Assets at Fair Value through Profit or Loss	5.2	1		0	20,455
Other Financial Assets at Amortized Cost	5.2	*		207,735	0
Accounts Receivable	5.3	*		15,082	0
Other Receivables
thereof Financial Assets		*		1,217
thereof Forward Exchange Contracts used for Hedging	5.4	2		0	396
Current Assets				268,348	20,851
Other Financial Assets at Amortized Cost, Net of Current Portion	5.2	2		84,922	0
Shares at Fair Value through Other Comprehensive Income	5.9
thereof Shares at Level 1		1		0	0
thereof Shares at Level 3		3		0	0
Prepaid Expenses and Other Assets, Net of Current Portion	5.10
thereof Non-Financial Assets		n/a	147
thereof Restricted Cash		2		989	0
Non-current Assets			147	85,911	0

Total			147	354,259	20,851

Accounts Payable and Accruals	6.1	*		0	0
Current Portion of Lease Liabilities	5.7	n/a	(2,515)
Convertible Bonds – Liability Component		2		0	0
Current Liabilities				0	0
Lease Liabilities, Net of Current Portion	5.7	n/a	(40,042)
Non-current Liabilities				0	0

Total				0	0

* Declaration waived in line with IFRS 7.29 (a). For these instruments the carrying amount is a reasonable approximation of fair value.
** Declaration waived in line with IFRS 7.29 (d) as disclosure is not required for lease liabilities.

Financial Assets at Fair Value (Through Other Comprehensive Income)	Financial Liabilities at Amortized Cost	Financial Liabilities at Fair Value	Total Carrying Amount	Fair value
0	0	0	44,314	*
0	0	0	20,455	20,455
0	0	0	207,735	*
0	0	0	15,082	*
			1,613
			1,217	*
0	0	0	396	396
0	0	0	289,199
0	0	0	84,922	84,922
			14,077
13,690	0	0	13,690	13,690
387	0	0	387	387
			1,136
			147	n/a
0	0	0	989	989
14,077	0	0	100,135

14,077	0	0	389,334

0	(57,042)	0	(57,042)	*
			(2,515)	**
0	(12)	0	(12)	(12)
0	(57,054)	0	(59,569)
			(40,042)	**
0	0	0	(40,042)

0	(57,054)	0	(99,611)

December 31, 2018;
in 000’ €	Note	Hierarchy Level	Not classified into a Measurement Category	Financial Assets at Amortized Cost	Financial Assets at Fair Value (Through Profit or Loss)
Cash and Cash Equivalents	5.1	*		45,460	0
Financial Assets at Fair Value through Profit or Loss	5.2	1		0	44,581
Other Financial Assets at Amortized Cost	5.2	*		268,923	0
Accounts Receivable	5.3	*		17,733	0
Other Receivables
thereof Financial Assets		*		81
thereof Forward Exchange Contracts used for Hedging	5.4	2		0	66
Current Assets				332,197	44,647
Other Financial Assets at Amortized Cost, Net of Current Portion	5.2	2		95,749	0
Shares at Fair Value through Other Comprehensive Income	5.9	3		0	0
Prepaid Expenses and Other Assets, Net of Current Portion	5.10
thereof Non-Financial Assets		n/a	2,271
thereof Restricted Cash		2		711	0
Non-current Assets			2,271	96,460	0

Total			2,271	428,657	44,647

Accounts Payable and Accruals	6.1	*		0	0
Current Liabilities				0	0
Convertible Bonds – Liability Component		2		0	0
Non-current Liabilities				0	0

Total				0	0

* Declaration waived in
l
ine with IFRS 7.29 (a). For these instruments the carrying amount is a reasonable approximation of fair value.

Financial Assets at Fair Value (Through Other Comprehensive Income)	Finan c ial Liabilities at Amortized Cost	Financial Liabilities at Fair Value	Total Carrying Amount	Fair value
0	0	0	45,460 *
0	0	0	44,581	44,581
0	0	0	268,923 *
0	0	0	17,733 *
			147
			81 *
0	0	0	66	66
0	0	0	376,844
0	0	0	95,749	95,749
232	0	0	232	232
			2,982
			2,271	n/a
0	0	0	711	701
232	0	0	98,963

232	0	0	475,807

0	(44,761)	0	(44,761)	*
0	(44,761)	0	(44,761)
0	(72)	0	(72)	(72)
0	(72)	0	(72)

0	(44,833)	0	(44,833)

IMPAIRMENTS
2.4	IMPAIRMENT

2.4.1	FINANCIAL INSTRUMENTS
The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost (term deposits with fixed and variable interest rates and corporate bonds). The impairment method applied depends on whether there has been a significant increase in credit risk. If at the reporting date, the credit risk of a financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to twelve-month expected credit losses (Level 1). In case the credit risk of a financial instrument has increased significantly since initial recognition, the Group measures impairment for that financial instrument at an amount equal to the lifetime expected credit losses. The Group currently classifies an increase in credit risk on debt instruments as significant when the premium on a counterparty credit default swap has increased by 100 basis points since the initial recognition of the instrument (Level 2). If there is an objective indication of impairment, the interest received must also be adjusted so that as of that date the interest is accrued on the basis of the net carrying amount (carrying amount less risk provisions) of the financial instrument (Level 3).
Objective evidence of a financial instrument’s impairment may arise from material financial difficulties of the issuer or the borrower, a breach of contract such as a default or delay in interest or principal payments, an incr
e
ased likelihood of insolvency or other remediation process, or from the disappearance of an active market for a financial asset due to financial difficulties.
Financial instruments are derecognized when it can be reasonably expected that they will not be recovered and there is objective evidence of this. Impairment of financial instruments is recognized under impairment losses on financial assets.

2.4.2	RECEIVABLES
In the case of accounts receivable, the Group applies the simplified approach under IFRS 9, which requires expected lifetime losses to be recognized from the initial recognition of the receivables (Level 2). In the case of insufficient reason to expect recovery, the expected loss must be calculated as the difference between the gross carrying amount and the present value of the expected cash flows discounted at the original effective interest rate (Level 3). An indicator that there is insufficient reason to expect recovery includes a situation, among others, when internal or external information indicates that the Group will not fully receive the contractual amounts outstanding.
All accounts receivable were aggregated to measure the expected credit losses, as they all share the same credit risk characteristics. All accounts receivable are currently due from customers in the same industry and are therefore exposed to the same credit risks. The impairment is determined on the basis of the premium for an industry credit default swap. In the event that accounts receivable cannot be grouped together, they are measured individually.
Accounts receivable are derecognized when it can be reasonably expected that they will not be recovered. Impairment of accounts receivable is recognized under other expenses. If in subsequent periods amounts are received that were previously impaired, these amounts are recognized in other income.

2.4.3	NON-FINANCIAL ASSETS
The carrying amounts of the Group’s
non-financial
assets and inventories are reviewed at each reporting date for any indication of impairment. The non-financial
asset’s recoverable amount and inventories’ net realizable value is estimated if such indication exists. For goodwill and intangible assets that have indefinite useful lifes or are not yet available for use, the recoverable amount is estimated at the same time each year, or on an interim basis, if required. Impairment is recognized if the carrying amount of an asset or the cash-generating unit (CGU) exceeds its estimated recoverable amount.
The recoverable amount of an asset or CGU is the greater of its value-in-use
or its fair value less costs of disposal. In assessing
value-in-use,
the estimated future
pre-tax
cash flows are discounted to their present value using a
pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For the purposes of impairment testing, assets that cannot be tested individually are grouped into the smallest group of assets that generates cash flows from ongoing use that are largely independent of the cash flows of other assets or CGUs. A ceiling test for the operating segment must be carried out for goodwill impairment testing. CGUs that have been allocated goodwill are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination may be allocated to groups of CGUs that are expected to benefit from the combination’s synergies.
The Group’s corporate assets do not generate separate cash flows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and are tested for impairment as part of the impairment testing of the CGU that was allocated the corporate asset.
Impairment losses are recognized in profit or loss. Goodwill impairment cannot be reversed. For all other assets, the impairment recognized in prior periods is assessed on each reporting date for any indications that the losses decreased or no longer exist. Impairment is reversed when there has been a change in the estimates used to determine the recoverable amount. Impairment losses can only be reversed to the extent that the asset’s carrying amount does not exceed the carrying amount net of depreciation or amortization that would have been determined if an impairment had not been recognized.

ADDITIONAL INFORMATION
2.5	ADDITIONAL INFORMATION

2.5.1	KEY ESTIMATES AND ASSUMPTIONS
Estimates and assumptions are continually evaluated and based on historical experience and other factors, including the expectation of future events that are believed to be realistic under the prevailing circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting-related estimates will, by definition, seldom correspond to the actual results. The estimates and assumptions that carry a significant risk of causing material adjustments to the carrying amounts of assets and liabilities in the next financial year are addressed below.
REVENUES
Revenues from milestones, royalties and contracts with multiple performance obligations are subject to assumptions regarding probabilities of occurrence and individual selling prices within the scope of the accounting and measurement principles explained in Note 2.7.1.
FIINANCIAL ASSETS
Impairment losses on financial assets in the form of debt instruments and accounts receivable are based on assumptions about credit risk. The Group exercises discretion in making these assumptions and in selecting the inputs to calculate the impairment based on past experience, current market conditions and forward-looking estimates at the end of each reporting period.
LEASES
In determining the lease term, all facts and circumstances are considered that create an economic incentive to exercise an extension option. Extension options are only included in the lease term if the lease is reasonably certain to be extended.
IN-PROCESS
R&D PROGRAMS AND GOODWILL
The Group performs an annual review to determine whether
in-process
R&D programs or goodwill is subject to impairment in accordance with the accounting policies discussed in Note 2.4.3. The recoverable amounts from in-process
R&D programs and cash-generating units have been determined using value-in-use
calculations and are subjected to a sensitivity analysis. These calculations require the use of estimates (see Notes 5.8.3 and 5.8.5).
INCOME TAXES
The Group is
subject
to income taxes in a number of tax jurisdictions. Due to the increasing complexity of tax laws and the corresponding uncertainty regarding the legal interpretation by the fiscal authorities, tax calculations are generally subject to an elevated amount of uncertainty. To the extent necessary, possible tax risks are taken into account in the form of provisions.
Deferred tax assets on tax loss carryforwards are recognized based on the expected business performance of the relevant Group entity. For details on tax loss carryforwards and any recognized deferred tax assets, please refer to Note 4.4.

2.5.2	CAPITAL MANAGEMENT
The Management Board’s policy for capital management is to preserve a strong and sustainable capital base in order to maintain the confidence of investors, business partners, and the capital market and to support future business development. As of December 31, 2019, the equity ratio was 79.5% (December 31, 2018: 90.6%; see also the following overview). The Group does not currently have any financial liabilities.
The Management Board and employees can participate in the Group’s performance through long-term, performance-related remuneration components. These components consist of convertible bonds issued in 2013 and stock option plans (SOP) granted to the Management Board and certain employees of MorphoSys AG in 2017, 2018 and 2019, in accordance with the bonus system approved by the Annual General Meeting. In addition, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for the Management Board and certain employees of MorphoSys AG in 2015, 2016, 2017, 2018 and 2019. In 2019, MorphoSys established long-term incentive programs (Long-Term Incentive Plan – LTI Plan and Restricted Stock Unit Plan – RSU Plan) for the President and certain employees of MorphoSys US Inc. These LTI Plans are based on the performance-related issuance of shares (“performance shares” and shares still to be created from authorized capital under the RSU Plan), which are finally allocated upon achievement of specific predefined performance criteria and after the expiration of the vesting period (see Notes 7.3 and 7.4). The Group did not make any changes to its capital management during the year.

in 000’ €	12/31/2019	12/31/2018
Stockholders’ Equity	394,702	488,373
In % of Total Capital	79.5%	90.6%
Total Liabilities	101,738	50,391
In % of Total Capital	20.5%	9.4%

Total Capital	496,439	538,764

USE OF INTEREST RATES FOR MEASUREMENT
2.6	USE OF INTEREST RATES FOR MEASUREMENT
The Group uses interest rates to measure fair value. When calculating share-based payments, MorphoSys uses the interest rate on four-year German government bonds on the date the share-based payment was granted.

ACCOUNTING POLICIES APPLIED TO LINE ITEMS OF PROFIT OR LOSS
2.7	ACCOUNTING POLICIES APPLIED TO LINE ITEMS OF THE STATEMENT OF PROFIT OR LOSS

2.7.1	REVENUES AND REVENUE RECOGNITION
As of January 1, 2018, the Group has adopted IFRS 15.
The IFRS 15 standard on revenues requires a five-stage approach:

•	Identification of the contract

•	Identification of performance obligations

•	Determination of the transaction price

•	Allocation of the transaction price

•	Revenue recognition
The Group’s revenues typically include license fees, milestone payments, service fees, and royalties.
LICENSE FEES AND MILESTONE PAYMENTS
The Group recognizes revenues from license fees for intellectual property (IP) both at a point in time and over a period of time. The Group must make an assessment as to whether such a license repres
e
nts a
right-to-use
the IP (at a point in time) or a right to access the IP (over time). Revenue for a right-to-use
license is recognized by the Group when the licensee can use the IP and benefit from it and after the license term begins, e.g., the Group has no further obligations in the context of the out-licensing
of a drug candidate or technology. A license is considered a right to access the intellectual property when the Group undertakes activities during the license term that significantly affect the IP, the customer is directly exposed to any positive or negative effects of these activities, and these activities do not result in the transfer of a good or service to the customer. Revenues from the right to access the IP are recognized on a straight-line basis over the license term.
Milestone payments for research and development are contingent upon the occurrence of a future event and represent variable consideration. The Group’s management estimates at the contract’s inception that the most likely amount for milestone payments is zero. The most likely amount method of estimation is considered the most predictive for the outcome since the outcome is binary; for example, achieving a specific success in clinical development (or not). The Group includes milestone payments in the total transaction price when the milestone is more likely than not to be realized and it is highly unlikely that there will be a material reversal of accumulated revenue in future periods.
Sales-based milestone payments included in contracts for IP licenses are considered by the Group to be sales-based license fees because they are solely determined by the sales of an approved drug. Accordingly, such milestones are recognized as revenue once the sales of such drugs occur or at a later point if the performance obligation has not been fulfilled.
SERVICE FEES
Service fees for the assignment of personnel to research and development collaborations are recognized as revenues in the period the services were provided. If a Group company acts as an agent, revenues are recognized on a net basis.
ROYALTIES
Revenue recognition for royalties (income based on a percentage of sales of a marketed product), is based on the same revenue recognition principles that apply to sales-based milestones, as described above.
AGREEMENTS WITH MULTIPLE PERFORMANCE OBLIGATIONS
A Group company may enter into agreements with multiple performance obligations that include both licenses and services. In such cases, an assessment must be made as to whether the license is distinct from the services (or other performance obligations) provided under the same agreement. The transaction price is allocated to separate performance obligations based on the relative stand-alone selling price of the performance obligations in the agreement. The Group company estimates stand-alone selling prices for goods and services not sold separately on the basis of comparable transactions with other customers. The residual approach is the method used to estimate a stand-alone selling price when the selling price for a good or service is highly variable or uncertain.
PRINCIPLE-AGENT RELATIONSHIPS
In agreements involving two or more independent parties who contribute to the provision of a specific good or service to a customer, the Group company assesses whether it has promised to provide the specific good or service itself (the company acting as a principal) or to arrange for this specific good or service to be provided by another party (the company acting as an agent). Depending on the result of this assessment, the Group company recognizes revenues on a gross (principal) or net (agent) basis. A Group company is an agent and recognizes revenue on a net basis if its obligation is to arrange for another party to provide goods or services, i.e., the Group company does not control the specified good or service before it is transferred to the customer. Indicators to assist a company in determining whether it does not control the good or service before it is provided to a customer and is therefore an agent, include, but are not limited to, the following criteria:

•	Another party is primarily responsible for fulfilling the contract.

•	The company does not have inventory risk.

•	The company does not have discretion in establishing the price.
No single indicator is determinative or weighted more heavily than other indicators. However, some indicators may provide stronger evidence than others, depending on the individual facts and circumstances. A Group company’s control needs to be substantive; obtaining legal title of a good or service only momentarily before it is transferred to the customer does not necessarily indicate that a Group company is a principal. Generally, an assessment as to whether a Group company is acting as a principal or an agent in a transaction requires a considerable degree of judgment.
Based on the relevant facts and circumstances, the assessment of an agreement may lead to the conclusion that the counterparty is a cooperation partner or partner rather than a customer. Should that be the case, the agreement would not fall within the scope of IFRS 15 because the parties share equally in the risk of co-developing
a drug and in the future profits from the marketing of the approved drug.
REVENUE RECOGNITION THROUGH DECEMBER 31, 2017
The Group applied the revenue recognition principles under IAS 18 “Revenue” through December 31, 2017.
The Group’s revenues in 2017 included license fees, milestone payments and service fees. Under IAS 18.9, revenues were measured at the fair value of the consideration received or receivable. In accordance with IAS 18.20b, revenues were recognized only to the extent that it was sufficiently probable that the company would receive the economic benefits associated with the transaction.
LICENSE FEES AND MILESTONE PAYMENTS
Revenues related to
non-refundable
fees for providing access to technologies, fees for the use of technologies and license fees were recognized immediately and in full when all of the IAS 18.14 criteria were met and, specifically, when the material risks and rewards of license ownership were transferred to the customer and a Group company did not retain any continuing managerial involvement or effective control. If these criteria were not met, revenues were deferred on a straight-line basis over the period of the agreement, unless a more appropriate method of revenue recognition was available. The term of the agreement usually corresponded to the contractually agreed term of the research project or, in the case of contracts without an agreed term, the expected term of the collaboration. Revenues from milestone payments were recognized upon the achievement of certain contractual criteria.
SERVICE FEES
Service fees from research and development collaborations were recognized in the period the services were rendered.
Discounts that were likely to be granted and whose amount could be reliably determined were recognized as a reduction in revenue at the time of revenue recognition. The timing of the transfer of risks and rewards varied depending on the terms of the sales contract. In accordance with IAS 18.21 and 18.25, revenues from multiple-component contracts were recognized by allocating the total consideration to the separately identifiable components based on their respective fair values and by applying IAS 18.20. The applicable revenue recognition criteria were assessed separately for each component.

2.7.2	OPERATING EXPENSES
COST OF SALES
Cost of sales is recognized as an expense in the period in which the associated revenue accrues. This line item contains personnel expenses, impairment on inventories, other operating expenses and costs for external services.
RESEARCH AND DEVELOPMENT EXPENSES
Research costs are expensed in the period in which they occur. Development costs are generally expensed as incurred in accordance with IAS 38.5 and IAS 38.11 to 38.23. Development costs are recognized as an intangible asset when the criteria of IAS 38.21 (probability of expected future economic benefits, reliability of cost measurement) are met and when the Group can provide proof in accordance with IAS 38.57.
This line item contains personnel expenses, consumable supplies, other operating expenses, impairment charges, amortization and other costs related to intangible assets (additional information can be found under Note 5.8), costs for external services, infrastructure costs and depreciation.
SELLING EXPENSES
The item includes personnel expenses, consumable supplies, operating costs, amortization of intangible assets (software; additional information can be found under Note 5.8), costs for external services, infrastructure costs and depreciation.
GENERAL AND ADMINISTRATIVE EXPENSES
The item includes personnel expenses, consumable supplies, operating costs, amortization of intangible assets (software; additional information can be found under Note 5.8), costs for external services, infrastructure costs and depreciation.
PERSONNEL EXPENSES FROM STOCK OPTIONS
The Group applies the provisions of IFRS 2 “Share-based Payment,” which oblige the Group to spread compensation expenses from the estimated fair values of share-based payments on the rep
o
rting date over the period in which the beneficiaries provide the services that triggered the granting of the share-based payments.
IFRS 2 “Share-based Payment” requires the consideration of the effects of share-based payments when the Group acquires goods or services in exchange for shares or stock options (“settlement in equity instruments”) or other assets that represent the value of a specific number of shares or stock options (“cash settlement”). The most important effect of IFRS 2 on the Group is the personnel expense resulting from the use of an option pricing model for share-based incentives for the Management Board and employees. Additional information on this topic can be found in Notes 7.1, 7.2, 7.3, 7.4 and 7.5.
OPERATING LEASE PAYMENTS
Until December 31, 2018, payments made within the scope of operating leases were recognized according to IAS 18 in profit or loss on a straight-line basis over the term of the lease. According to
SIC-15,
all incentive agreements within the scope of operating leases are recognized as an integral part of the net consideration agreed for the use of the leased asset. The total amount of income from incentives is recognized as a reduction in lease expenses on a straight-line basis over the term of the lease.
The Group’s lease agreements were classified exclusively as operating leases until December 31, 2018. The Group did not engage in any finance lease arrangements.

2.7.3	OTHER INCOME
In addition to currency gains
from
operating activities, other income consists primarily of income originating from the Company’s own canteen.
GOVERNMENT GRANTS
Non-repayable
grants received from government agencies to fund specific research and development projects are recognized in profit or loss in the separate line item “other income” to the extent that the related expenses have already occurred. Under the terms of the grants, government agencies generally have the right to audit the use of the funds granted to the Group.
The government grants are generally cost subsidies, and their recognition through profit or loss is limited to the corresponding costs.
When the repayment of cost subsidies is linked to the success of the development project, these cost subsidies are recognized as other liabilities until success has been achieved. If the condition for repayment is not met, then the grant is recognized under “other income”.
No payments were granted in the 2019, 2018 or 2017 financial years that are required to be classified as investment subsidies.

2.7.4	OTHER EXPENSES
The line item “other expenses” consists mainly of currency losses from the operating business.

2.7.5	FINANCE INCOME AND FINANCE EXPENSES
Gains and losses arising from changes in fair value, as well as interest effects from the application of the effective interest method to financial assets are recognized in profit or loss when incurred.

2.7.6	INCOME TAX EXPENSES/BENEFITS
Current income taxes are calculated based on the respective local taxable income and local tax rules for the period. In addition, current income taxes presented for the period include adjustments for uncertain tax payments or tax refunds for periods not yet finally assessed, excluding interest expenses and penalties on the underpayment of taxes. In the event that amounts included in the tax return are considered unlikely to be accepted by the tax authorities (uncertain tax positions), a provision for income taxes is recognized. The amount is based on the best possible assessment of the tax payment expected. Tax refund claims from uncertain tax positions are recognized when it is probable that they can be realized.
Deferred tax assets or liabilities are calculated for temporary differences between the tax bases and the financial statement carrying amounts, including differences from consolidation, unused tax loss carry-forwards, and unused tax credits. Measurement is based on enacted or substantively enacted tax rates and tax rules.
Deferred tax assets are offset against deferred tax liabilities when the taxes are levied by the same taxation authority and the entity has a legally enforceable right to offset current tax assets against current tax liabilities.
Assessments as to the recoverability of deferred tax assets require the use of judgment regarding assumptions related to estimated future taxable profits. This includes the character and amounts of taxable future profits, the periods in which those profits are expected to occur, and the availability of tax planning opportunities. The Group recognizes a write-down of deferred tax assets when it is unlikely that a corresponding amount of future taxable profit will be available against which the deductible temporary differences, tax loss carry forwards and tax credits can be utilized.

The analysis and forecasting required in this process are performed for individual jurisdictions by qualified local tax and financial professionals. Given the potential significance surrounding the underlying estimates and assumptions, group-wide policies and procedures have been designed to ensure consistency and reliability around the recoverability assessment process. Forecast operating results are based upon approved business plans, which are themselves subject to a well-defined process of control. As a matter of policy, especially strong evidence supporting the recognition of deferred tax assets is required if an entity has suffered a loss in either the current or the preceding period.
Changes in deferred tax assets and liabilities are generally recognized through profit and loss in the consolidated statement of profit or loss, except for changes recognized directly in equity. Deferred tax assets are recognized only to the extent that it is likely that there will be future taxable income to offset. Deferred tax assets are reduced by the amount that the related tax benefit is no longer expected to be realized.

2.7.7	EARNINGS PER SHARE
The Group reports basic and diluted earnings per share in accordance with IAS 33.41. Basic earnings per share are computed by dividing the net profit or loss attributable to parent company shareholders by the weighted-average number of ordinary shares outstanding for the reporting period. Diluted earnings per share are calculated in the same manner with the exception that the net profit or loss attributable to parent company shareholders and the weighted-average number of ordinary shares outstanding are adjusted for any dilutive effects resulting from stock options and convertible bonds granted to the Management Board and employees.
In 2019, 2018 and 2017, diluted earnings per share equaled basic earnings per share. The effect of 57,035 potentially dilutive shares in 2019 (2018: 120,214 dilutive shares; 2017: 87,904 dilutive shares) resulting from stock options and convertible bonds granted to the Management Board, the Senior Management Group and employees of the Company who are not members of the Senior Management Group, has been excluded from the diluted earnings per share as it would result in a decline in the loss per share and should, therefore, not be treated as dilutive.
The 115,684 stock options still unvested as of December 31, 2019 are not included in the calculation of potentially dilutive shares, as they were anti-dilutive for the 2019 financial year. These shares may potentially have a dilutive effect in the future.

ACCOUNTING POLICIES APPLIED TO THE ASSETS OF THE BALANCE SHEET
2.8	ACCOUNTING POLICIES APPLIED TO BALANCE SHEET ASSETS

2.8.1	LIQUIDITY
CLASSIFICATION
The Group classifies its financial assets (debt instruments) in the measurement categories of those subsequently measured at fair value (either through other comprehensive income or profit or loss) and those measured at amortized cost. The classification depends on the Company’s business model with respect to the management of the financial assets and the contractual cash flows. For assets measured at fair value, gains and losses are recognized either in other comprehensive income or in profit or loss. The Group only reclassifies debt instruments when the business model for managing such assets changes.
The Group defines all cash held at banks and on hand, as well as all short-term deposits with a maturity of three months or less as of the purchase date, as cash and cash equivalents. The Group invests the majority of its cash and cash equivalents at several major financial institutions including, Commerzbank, UniCredit, BayernLB, LBBW, BNP Paribas, Deutsche Bank, Sparkasse, Rabobank, Banque Européenne du Crédit Mutuel and Bank of America Merrill Lynch.
Guarantees granted for rent deposits and obligations from convertible bonds issued to employees are recorded as restricted cash under “other assets” because they are not available for use in the Group’s operations.

RECOGNITION AND DERECOGNITION
A purchase or sale of financial assets in a manner that is customary for the market is recognized as of the trade date, which is the date on which the Group commits to buying or selling the asset. Financial assets are derecognized when the claims to receive cash flows from the financial assets expire or have been transferred, and the Group has transferred substantially all the risks and rewards of ownership.
MEASUREMENT
Upon initial recognition, the Group measures a financial asset at fair value and – when the financial asset is not subsequently measured at fair value in profit or loss – plus transaction costs directly attributable to the acquisition of that asset. Transaction costs of financial assets measured at fair value through profit or loss are recognized as expenses in profit or loss.
The subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the asset’s cash flow characteristics. The Group classifies its debt instruments in one of the following measurement categories described below.
Assets that are held in order to collect the contractual cash flows and for which these cash flows represent interest and principal payments only are measured at amortized cost. Interest income from these financial assets is recognized in finance income using the effective interest method. Gains and losses upon derecognition are recognized directly in profit or loss and recorded in the finance result. Impairment losses are recognized as a separate line item in profit or loss.
Assets that are held to collect the contractual cash flows and to sell the financial assets and where the cash flows represent principal and interest payments only are measured at fair value through other comprehensive income. Changes in the carrying amounts are recognized in other comprehensive income, with the exception of impairment losses, income from impairment reversals, interest income and foreign currency gains and losses, which are recognized in profit or loss. Upon the derecognition of the financial asset, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss and is recorded in the finance result. Interest income from these financial assets is reported in finance income using the effective interest method. Foreign exchange gains and losses are shown under other income/expenses, and impairment losses are included in a separate line item in profit or loss.
Assets that do not meet the criteria of the categories “at amortized cost” or “at fair value through other comprehensive income” are allocated to the category “at fair value through profit or loss.” Gains and losses on debt instruments that are subsequently measured at fair value through profit or loss are recognized on a net basis in the finance result in the period in which they occur.
DERIVATIVES
The Group uses derivatives to hedge its foreign exchange risk and cash flows. The use of derivatives is subject to a Group policy approved by the Management Board, which sets out a written guideline on the use of derivatives. According to the Group’s hedging policy, only highly probable future cash flows and clearly identifiable receivables that can be collected within a twelve-month period are hedged.
Derivatives are initially recognized at fair value at the time of the conclusion of a derivative transaction and subsequently measured at fair value at the end of each reporting period. Changes in the fair value of a derivative instrument that is not accounted for as a hedging relationship are recognized directly in profit or loss in the finance result.
MorphoSys has not applied hedge accounting in the financial years 2019 and 2018.

2.8.2	ACCOUNTS RECEIVABLE, INCOME TAX RECEIVABLES AND OTHER RECEIVABLES
Accounts receivable are measured at amortized cost less any impairment using the simplified impairment model (see Notes 2.3.1, 2.4.2 and 5.3).
Income tax receivables mainly include receivables due from tax authorities in the context of capital gain taxes withheld.
Other
non-derivative
financial instruments are measured at amortized cost using the effective interest method.

2.8.3	INVENTORIES
Inventories are measured at the lower value of production or acquisition cost and net realizable value under the first-in,
first-out
method. Acquisition costs comprise all purchase costs, including those incurred in bringing the inventories into operating condition, and take into account purchase price reductions, such as bonuses and discounts. Net realizable value is the estimated selling price less the estimated expenses necessary for completion and sale. Inventories are divided into the categories of raw materials and supplies.
In addition, inventory comprises manufacturing costs for the fermentation runs of antibody material (tafasitamab) that is required for the approval process in the United States. If successfully approved, the material may be used later for commercialization. Commercialization is regarded as a sale in the ordinary course of business in accordance with IAS 2, hence the material is accounted for as inventory. According to the Group’s accounting policies, these quantities qualify as inventory. Before tafasitamab has received market approval, this inventory is valued at a net realizable value of zero. The resulting impairment is accounted for in cost of sales.

2.8.4	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses include expenses resulting
from
an outflow of liquid assets prior to the reporting date that are only recognized as expenses in the subsequent financial year. Such expenses usually involve maintenance contracts, sublicenses and upfront payments for external laboratory services not yet performed. Other current assets primarily consist of receivables from tax authorities from input tax surpluses, combination compounds and receivables from upfront payments. This item is recognized at nominal value.

2.8.5	PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment is recorded at historical cost less accu
m
ulated depreciation (see Note 5.6) and any impairment losses (see Note 2.4.). Historical cost includes expenditures directly related to the purchase at the time of the acquisition. Replacement purchases, building alterations and improvements are capitalized, whereas repair and maintenance expenses are recognized as expenses as they are incurred. Property, plant and equipment is depreciated on a straight-line basis over its estimated useful life (see table below). Leasehold improvements are depreciated on a straight-line basis over either the asset’s estimated useful life or the remaining term of the lease – whichever is shorter.

Asset Class	Useful Life	Depreciation Rates
Computer Hardware	3 years	33%
Low-value Laboratory and Office Equipment	Immediately	100%
Permanent Improvements to Property/Buildings	10 years	10%
Office Equipment	8 years	13%
Laboratory Equipment	4 years	25%
The residual values and useful lifes of assets are reviewed at the end of each reporting period and adjusted when necessary.

Borrowing costs that can be directly attributed to the acquisition, construction or production of a qualifying asset are not included in the acquisition or production costs because the Group’s operating business is funded with equity.

2.8.6	LEASES
As of January 1, 2019, the Group applies IFRS 16, the new standard on leases, using the modified retrospective method (see Note 2.1.2).
For lessees, IFRS 16 introduces an uniform approach to the recognition of leases, according to which assets for the right-of-use
assets of the leased assets and liabilities for the payment obligations entered into are required to be recognized in the balance sheet for all leases. At the time a leased asset becomes available for the Group’s use, a right-of-use
asset and corresponding lease liability are recognized in the balance sheet.
Right-of-use
assets are measured at cost, which is calculated as the lease liability plus lease payments made at or before the date on which the asset is made available for use, less lease incentives received, initial direct costs and dismantling obligations. Subsequent measurement of right-of-use
assets is at cost. The
right-of-use
assets are amortized on a straight-line basis over either the useful life or the term of the lease agreement – whichever is shorter.
The lease liability is the present value of the fixed and variable lease payments that are paid during the term of the lease less any lease incentives receivable. The discounting is carried out based on the implied interest rate underlying the lease contract if the rate can be determined. If not, discounting is carried out based on the lessee’s incremental borrowing rate, i.e., the interest rate a lessee would need to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of similar value and condition to the right-of-use
asset in a similar economic environment.
In subsequent measurement, the carrying amount of the lease liability is increased to reflect the interest expense on the lease liability and reduced to reflect the lease payments made. Each lease installment is separated into a repayment portion and a financing expense portion. Finance expenses are recognized in profit or loss over the term of the lease.
The group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use
asset.
As of January 1, 2019, the rental expenses recognized in the statement of profit or loss up to and including the 2018 financial year were replaced by depreciation and amortization of assets and interest expenses from the compounding of lease liabilities. This means that the related costs are recorded in various items of the statement of profit or loss and differ in their total amount compared to the application of IAS 17. As a result of the interest expenses recorded under financial expenses in the statement of profit or loss, there is a material effect on Group EBIT in the financial year compared with the application of IAS 17. In accordance with IAS 17, interest expenses were part of rental expenses and were recorded under operating expenses in the statement of profit or loss.
The payments for the redemption of lease liabilities and the payments attributable to the interest portion of the lease liabilities are allocated to cash flow from financing activities.
For
low-value
leases and short-term leases (terms of less than twelve months), mainly technical equipment, use is made of the simplified application under IFRS 16. Accordingly, no right-of-use
assets or lease liabilities are recognized, instead the lease payments are recognized as an expense over the term of the lease.

To examine the necessity of an impairment of a
right-of-use
asset, the Group applies IAS 36 and recognizes impairment losses in accordance with the principles described in section 2.4.3.

2.8.7	INTANGIBLE ASSETS
Purchased intangible assets are capitalized at acquisition cost and exclusively amortized on a straight-line basis over their useful lifes. Internally generated intangible assets are recognized to the degree the recognition criteria set out in IAS 38 are met.
Development costs are capitalized as intangible assets when the capitalization criteria described in IAS 38 have been met, namely, clear specification of the product or procedure, technical feasibility, intention of completion, use, commercialization, coverage of development costs through future free cash flows, reliable determination of these free cash flows and availability of sufficient resources for completion of development and sale. Amortization of intangible assets is recorded in research and development expenses.
Expenses to be classified as research expenses are allocated to research and development expenses as defined by IAS 38.
Subsequent expenditures for capitalized intangible assets are capitalized only when they substantially increase the future economic benefit of the specific asset to which they relate. All other expenditures are expensed as incurred.
PATENTS
Patents obtained by the Group are recorded at acquisition cost less accumulated amortization (see below) and any impairment (see Note 2.4.3). Patent costs are amortized on a straight-line basis over the lower of the estimated useful life of the patent (ten years) or the remaining patent term. Amortization starts when the patent is issued. Technology identified in the purchase price allocation for the acquisition of Sloning BioTechnology GmbH is recorded at the fair value at the time of acquisition, less accumulated amortization (useful life of ten years).
LICENSE RIGHTS
The Group has acquired license rights from third parties by making upfront license payments, paying annual fees to maintain the license and paying fees for sublicenses. The Group amortizes upfront license payments on a straight-line basis over the estimated useful life of the acquired license (eight to ten years). The amortization period and method are reviewed at the end of each financial year in accordance with IAS 38.104. Annual fees to maintain a license are amortized over the term of each annual agreement. Sublicense fees are amortized on a straight-line basis over the term of the contract or the estimated useful life of the collaboration for contracts without a set duration.
IN-PROCESS
R&D PROGRAMS
This line item contains capitalized payments from the
in-licensing
of compounds for the Proprietary Development segment, as well as milestone payments for these compounds subsequently paid as milestones were achieved. Additionally, this line item also includes compounds and antibody programs resulting from acquisitions. The assets are recorded at acquisition cost and are not yet available for use and therefore not subject to scheduled amortization. Given that the Group applies the cost accumulation approach, milestones in the near future are not accounted for. The assets are tested for impairment annually or in case of triggering events, as required by IAS 36.
SOFTWARE
Software is recorded at acquisition cost less accumulated amortization (see below), and any impairment (see Note 2.4.3). Amortization is recognized in profit or loss on a straight-line basis over the estimated useful life of three to five years. Software is amortized from the date the software is operational.

GOODWILL
Goodwill is recognized for expected synergies from business combinations and the skills of the acquired workforce. Goodwill is tested annually for impairment as required by IAS 36 (see Note 5.8.5).

Intangible Asset Class	Useful Life	Amortization Rates
Patents	10 years	10%
License Rights	8 - 10 years	13% - 10%
In-process R&D Programs	Not yet amortized, Impairment Only	-
Software	3 - 5 years	33% - 20%
Goodwill	Impairment Only	-

2.8.8	SHARES AT FAIR VALUE, WITH CHANGES RECOGNIZED IN OTHER COMPREHENSIVE INCOME
The investments in adivo GmbH and Vivoryon Therapeutics AG are accounted for as equity financial instruments at fair value. Changes in fair value are recognized in other comprehensive income. This was irrevocably determined when the investments were first recognized. These investments are strategic financial investments, and the Group considers this classification to be more meaningful. If one of the investment is derecognized, no subsequent reclassification of gains or losses to profit or loss will occur. Dividends from these investments are recognized in profit or loss when there is a justified right to receive payment.

2.8.9	PREPAID EXPENSES AND OTHER ASSETS, NET OF CURRENT PORTION
The
non-current
portion of expenses incurred prior to the reporting date but recognized in subsequent financial years is recorded in prepaid expenses. This line item contains maintenance contracts and sublicenses.
This line item also includes other
non-current
assets recognized at fair value. Other
non-current
assets consist mainly of restricted cash, such as rent deposits.

ACCOUNTING POLICIES APPLIED TO EQUITY AND LIABILITY ITEMS OF THE BALANCE SHEET
2.9	ACCOUNTING POLICIES APPLIED TO EQUITY AND LIABILITY ITEMS OF THE BALANCE SHEET

2.9.1	ACCOUNTS PAYABLE, OTHER LIABILITIES AND OTHER PROVISIONS
Accounts payable and other liabilities are initially recognized at fair value and subsequently at amortized cost using the effective interest method. Liabilities with a term of more than one year are discounted to their net present value. Liabilities that are uncertain in their timing or amount are recorded as provisions.
IAS 37 requires the recognition of provisions for obligations to third parties arising from past events. Furthermore, provisions are only recognized for legal or factual obligations to third parties if the event’s occurrence is more likely than not. Provisions are recognized in the amount required to settle the respective obligation and discounted to the reporting date when the interest effect is material. The amount required to meet the obligation also includes expected price and cost increases. The interest portion of the addition to provisions is recorded in the finance result. The measurement of provisions is based on past experience and considers the circumstances in existence on the reporting date.
The Group has entered into various research and development contracts with research institutions and other companies. These agreements are generally cancelable, and related costs are recorded as research and development expenses as incurred. The Group recognizes provisions for estimated ongoing research costs that have been incurred. When evaluating the appropriateness of the deferred expenses, the Group analyzes the progress of the studies, including the phase and completion of events, invoices received and contractually agreed costs. Significant judgments and estimates are made in determining the deferred balances at the end of any reporting period. Actual results may differ from the Group’s estimates. The Group’s historical accrual estimates have not been materially different from the actual costs.

2.9.2	TAX PROVISIONS
Tax liabilities are recognized and measured at their nominal value. Tax liabilities contain obligations from current taxes, excluding deferred taxes. Provisions for trade taxes, corporate taxes and similar taxes on income are determined based on the taxable income of the consolidated entities less any prepayments made.

2.9.3	CURRENT PORTION OF CONTRACT LIABILITIES
Upfront payments from customers for services to be rendered by the Group and revenue that must be recognized over a period of time in accordance with IFRS 15.35 are deferred and measured at the nominal amount of cash received. The corresponding rendering of services and revenue recognition is expected to occur within a twelve-month period following the reporting date.

2.9.4	CONTRACT LIABILITIES, NET OF CURRENT PORTION
This line item includes the
non-current
portion of deferred customers upfront payments and revenue that must be recognized over a period of time in accordance with IFRS 15.35. Contractual liabilities are measured at the nominal amount of cash received.

2.9.5	CONVERTIBLE BOND OBLIGATIONS TO RELATED PARTIES
The Group has issued convertible bonds to the Group’s Management Board and employees. In accordance with IAS 32.28, the equity component of a convertible bond must be recorded separately under additional paid-in
capital. The equity component is determined by deducting the separately determined amount of the liability component from the fair value of the convertible bond. The effect of the equity component on profit or loss is recognized in personnel expenses from stock options, whereas the effect on profit or loss from the liability component is recognized as interest expense. The Group applies the provisions of IFRS 2 “Share-based Payment” to all convertible bonds granted to the Management Board and the Group’s employees.

2.9.6	DEFERRED TAXES
The recognition and measurement of deferred taxes are based on the provisions of IAS 12. Deferred tax assets and liabilities are calculated using the liability method, which is commonly used internationally. Under this method, taxes expected to be paid or recovered in subsequent financial years are based on the applicable tax rate at the time of recognition.
Deferred tax assets and liabilities are recorded separately in the balance sheet and take into account the future tax effect resulting from temporary differences between carrying amounts in the balance sheet for assets and liabilities and tax loss carryforwards.
Deferred tax assets are offset against deferred tax liabilities when the taxes are levied by the same taxation authority and the entity has a legally enforceable right to offset current tax assets against current tax liabilities. In accordance with IAS 12, deferred tax assets and liabilities may not be discounted.

2.9.7	OTHER LIABILITIES
The line item “other liabilities” consisted until December 31, 2018 of a deferred amount related to rent-free periods as agreed. The corresponding reversal of these liabilities over the minimum rent period is calculated based on the effective interest method. Other liabilities are discounted at an interest rate equivalent to the rent period due to their long-term maturities. Further information on the treatment of this position as of January 1, 2019 can be found in Notes 2.1.2.

2.9.8	STOCKHOLDERS’ EQUITY
COMMON STOCK
Ordinary shares are classified as stockholders’ equity. Incremental costs directly attributable to the issue of ordinary shares and stock options are recognized as a deduction from stockholders’ equity.
TREASURY STOCK
Repurchases of the Company’s own shares at prices quoted on an exchange or at market value are recorded in this line item as a deduction from common stock.
When common stock recorded as stockholders’ equity is repurchased, the amount of consideration paid, including directly attributable costs, is recognized as a deduction from stockholders’ equity net of taxes and classified as treasury shares. When treasury shares are subsequently sold or reissued, the proceeds are recognized as an increase in stockholders’ equity, and any difference between the proceeds from the transaction and the initial acquisition costs is recognized in additional paid-in
capital.
The allocation of treasury shares to beneficiaries under Long-Term Incentive plans (in this case: performance shares) is reflected in this line item based on the set number of shares to be allocated after the expiration of the four-year vesting period (quantity structure) and multiplied by the weighted-average purchase price of the treasury shares (value structure). The adjustment is carried out directly in equity through a reduction in the line item “treasury stock”, which is a deduction from common stock, while simultaneously reducing additional paid-in
capital. Further information can be found in Notes 7.3.1 and 7.3.2.
ADDITIONAL
PAID-IN
CAPITAL
Additional
paid-in
capital mainly consists of personnel expenses resulting from the grant of stock options, convertible bonds and performance
shares and the proceeds from newly created shares in excess of their nominal value.
OTHER COMPREHENSIVE INCOME RESERVE
The line item “other comprehensive income reserve” includes changes in the fair value of equity instruments that are recognized in other comprehensive income and currency exchange differences that are not recognized in profit or loss.
ACCUMULATED INCOME/DEFICIT
The “accumulated income/deficit” line item consists of the Group’s accumulated consolidated net profits/losses. A separate measurement of this item is not made.